Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 809,130
Asset at end of period	880,349	$ 809,130
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	198,122
Asset at end of period	218,725	198,122
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	22,851
Asset at end of period	23,722	22,851
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	35,721	34,009
Net realized/unrealized gains (losses) included in net income	2,281	3,287
Net realized/unrealized gains (losses) included in net AOCI	(65)	46
Purchases	3,716	4,190
Sales	(1,815)	(2,560)
Settlements	(1,831)	(1,768)
Transfer into Level	352	666
Transfer out of Level	273	(984)
Currency Movement	(398)	(1,165)
Asset at end of period	38,234	35,721
Change in unrealized gains (losses) on assets still held	981	2,636
Level 3 [Member] | Derivatives [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1,456	106
Net realized/unrealized gains (losses) included in net income	2,953	1,884
Net realized/unrealized gains (losses) included in net AOCI	(18)	44
Purchases	12	42
Settlements	(1,165)	(685)
Transfer into Level		135
Transfer out of Level	342	(34)
Currency Movement	(137)	(36)
Asset at end of period	3,443	1,456
Change in unrealized gains (losses) on assets still held	2,033	1,423
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,512	4,447
Net realized/unrealized gains (losses) included in net income	(6)	148
Purchases	(84)	193
Sales	(149)	(140)
Settlements	(26)	(30)
Transfer into Level	2
Transfer out of Level	(3)
Currency Movement	(44)	(106)
Asset at end of period	4,202	4,512
Change in unrealized gains (losses) on assets still held	45	111
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		3
Net realized/unrealized gains (losses) included in net income		1,739
Sales		(1,679)
Currency Movement		(63)
Change in unrealized gains (losses) on assets still held		1,510
Level 3 [Member] | FVTPL [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	0	180
Net realized/unrealized gains (losses) included in net income		1
Purchases		16
Sales		(18)
Transfer out of Level		(178)
Currency Movement		(1)
Asset at end of period		0
Level 3 [Member] | FVTPL [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	633	784
Net realized/unrealized gains (losses) included in net income	4	35
Purchases	54	43
Sales	(272)	(88)
Settlements	(1)	(18)
Transfer into Level	151	514
Transfer out of Level	(50)	(604)
Currency Movement	(9)	(33)
Asset at end of period	510	633
Change in unrealized gains (losses) on assets still held	105	47
Level 3 [Member] | FVTPL [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		7
Sales		(1)
Transfer out of Level		(6)
Level 3 [Member] | FVTPL [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Net realized/unrealized gains (losses) included in net income	(8)
Settlements	(1)
Transfer into Level	55
Currency Movement	(1)
Asset at end of period	45
Level 3 [Member] | AFS [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		37
Net realized/unrealized gains (losses) included in net income		1
Purchases		5
Sales		(12)
Transfer out of Level		(31)
Level 3 [Member] | AFS [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	15	122
Net realized/unrealized gains (losses) included in net income	(6)	1
Net realized/unrealized gains (losses) included in net AOCI	2
Purchases		13
Sales		(21)
Settlements		(4)
Transfer into Level	5
Transfer out of Level	(13)	(94)
Currency Movement		(2)
Asset at end of period	3	15
Level 3 [Member] | AFS [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Purchases		37
Transfer out of Level		(37)
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	29,753	29,456
Net realized/unrealized gains (losses) included in net income	(666)	1,255
Net realized/unrealized gains (losses) included in net AOCI	(47)	2
Purchases	3,788	3,955
Sales	(1,666)	(2,420)
Settlements	(640)	(1,053)
Transfer into Level	350	531
Transfer out of Level	(66)	(950)
Currency Movement	(217)	(1,023)
Asset at end of period	30,589	29,753
Change in unrealized gains (losses) on assets still held	(1,097)	1,102
Level 3 [Member] | Real estate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	18,103	17,562
Net realized/unrealized gains (losses) included in net income	(401)	(1,028)
Net realized/unrealized gains (losses) included in net AOCI	(49)	2
Purchases	3,162	3,401
Sales	(1,076)	(144)
Settlements	(638)	(1,031)
Transfer into Level	92	2
Transfer out of Level	(3)
Currency Movement	(141)	(661)
Asset at end of period	19,049	18,103
Change in unrealized gains (losses) on assets still held	(902)	(923)
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	11,002	10,761
Net realized/unrealized gains (losses) included in net income	(255)	506
Purchases	572	440
Sales	(318)	(457)
Transfer into Level	47	15
Currency Movement	(66)	(263)
Asset at end of period	10,982	11,002
Change in unrealized gains (losses) on assets still held	$ (300)	$ 468